Income Taxes (Detail Textuals) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Income Taxes [Abstract]
Operating loss carryforwards	$ 9.1
Operating loss expire description	Expire from 2027 through 2035 that are available to offset future taxable income.
Effective rate of tax expected	34.00%